Investments in Non-Consolidated Affiliates	24 Months Ended
Oct. 31, 2012
Investments in Non-Consolidated Affiliates

8. Investments in Non-consolidated Affiliates

Investments in non-consolidated affiliates is comprised of our interests in partially-owned affiliates of which our ownership percentages range from 10% to 50%. We do not control these affiliates, but have the ability to exercise significant influence over their operating and financial policies. We account for them using the equity method of accounting. We made new and incremental investments in these non-consolidated affiliates of $39 million and $65 million during 2012 and 2011, respectively.

The Company is currently evaluating its portfolio of assets to validate their strategic and financial fit. To allow us to increase our focus on our North American core businesses, we are evaluating product lines, businesses, and engineering programs that fall outside of our core businesses. We are using Return on Invested Capital (“ROIC”) methodology, combined with an assessment of the strategic fit to our core businesses, to identify areas that are under-performing. For those areas under-performing, we are evaluating whether to fix, divest or close and expect to realize incremental benefits from these actions in the near future.

The following table summarizes 100% of the combined assets, liabilities, and equity of our equity method affiliates as of October 31:

(in millions)	2012	2011
	(Unaudited)
Assets:
Current assets	$271	$214
Noncurrent assets	199	238

Total assets	$470	$452

Liabilities and equity:
Current liabilities	$195	$118
Noncurrent liabilities	91	117

Total liabilities	286	235
Partners’ capital and stockholders’ equity:
NIC	55	73
Third parties	129	144

Total partners’ capital and stockholders’ equity	184	217

Total liabilities and equity	$470	$452

The following table summarizes 100% of the combined results of operations of our equity method affiliates for the years ended October 31:

(in millions)	2012	2011(A)	2010
	(Unaudited)	(Unaudited)	(Unaudited)
Net sales	$704	$938	$659
Costs, expenses, and income tax expense	726	1,069	755

Net loss	$(22)	$(131)	$(96)

(A)	Includes amounts for NC2 through September 29, 2011.

We recorded sales to certain of these affiliates totaling $25 million, $107 million, and $121 million in 2012, 2011, and 2010, respectively. We also purchased $370 million, $426 million, and $394 million of products and services from certain of these affiliates in 2012, 2011, and 2010, respectively.

Amounts due to and due from our affiliates arising from the sale and purchase of products and services as of October 31 are as follows:

(in millions)	2012	2011
Receivables due from affiliates	$32	$30
Payables due to affiliates	29	29

As of October 31, 2012 and 2011, our share of net unfunded losses in non-consolidated affiliates totaled $68 million and $32 million, respectively.

In September 2009, NC2 was established as a joint venture with Caterpillar to develop, manufacture, and distribute conventional and cab-over truck designs to serve the global commercial truck market. In September 2011, we restructured our relationship with Caterpillar resulting in the termination of the joint venture agreement and the Company subsequently acquired all of Caterpillar’s ownership interest in NC2, thereby increasing the Company’s equity interest in NC2 from 50% to 100%. The effects of accounting for this acquisition were not material. Prior to the termination of our NC2 joint venture agreement with Caterpillar, our 50% interest in NC2 was included in Investments in non-consolidated affiliates. Equity in loss of non-consolidated affiliates included losses of $39 million and $36 million related to NC2 for the years ended October 31, 2011 and 2010. We have consolidated the operating results of NC2 within our Truck segment since September 30, 2011.

Presented below is summarized financial information representing 100% of NC2, which was considered a significant non-consolidated affiliate in 2011 and 2010, prior to increasing the equity interest in September 2011.

(in millions)	Eleven Months Ended September 29, 2011	Year Ended October 31, 2010
Net revenue	$235	$63
Net expenses	318	135
Loss before tax expense	(83)	(72)
Net loss	(83)	(72)